NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations - Forafric Global PLC and its subsidiaries (the “Company”, “we”, “us” or “our”), formerly known as Forafric Agro Holdings Limited, through its subsidiaries is a market leader in the milling industry. The Company operates in Morocco and West Africa and has a complete offering of flours and semolina, as well secondary processing products including pasta and couscous, rice, and starches.

These consolidated financial statements are the consolidated financial statements of the Company and its subsidiaries, each of which is controlled, and is based on the financial position and results of operations of the Company as a standalone company. Intercompany balances and transactions between consolidated entities have been eliminated. Refer to Note 20 — Related Parties for further information regarding the Company’s related party transactions.

Unless otherwise noted, discussion in these Notes to Consolidated Financial Statements refers to our continuing operations. Refer to Note 21, Assets and liabilities held for sale and discontinued operations, for additional information.

Basis of Presentation - These consolidated financial statements reflect the financial condition, results of operations and cash flows of the Company and have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).